CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Stockholders' deficit
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	10,000,000	10,000,000
Series A preferred stock, shares authorized		60,000	60,000
Preferred stock, shares issued	740,000	0	0
Preferred stock, shares outstanding	740,000	0	0
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	100,000,000	100,000,000
Common stock, shares issued	67,180,691	44,890,262	32,646,635
Common stock, shares outstanding	67,180,691	44,890,262	32,646,635